JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 8.4%
Ampol Ltd.	44,895	973,587
ANZ Group Holdings Ltd.	567,159	10,093,394
APA Group	223,815	1,675,012
Aristocrat Leisure Ltd.	125,291	3,024,932
ASX Ltd.	36,724	1,797,094
Atlas Arteria Ltd.	231,175	1,124,303
Aurizon Holdings Ltd.	349,165	912,634
Bendigo & Adelaide Bank Ltd.	107,642	767,317
BHP Group Ltd.	960,934	33,653,980
BlueScope Steel Ltd.	88,082	1,201,130
Brambles Ltd.	263,413	2,239,948
Challenger Ltd.	111,569	571,988
Cochlear Ltd.	12,478	1,885,136
Coles Group Ltd.	253,880	3,193,211
Commonwealth Bank of Australia	321,459	25,093,772
Dexus, REIT	204,026	1,182,956
Domino's Pizza Enterprises Ltd.	11,877	640,267
Endeavour Group Ltd.	258,194	1,212,366
Flutter Entertainment plc *	29,033	4,509,784
Fortescue Metals Group Ltd.	321,227	5,073,960
Glencore plc	2,296,493	15,379,356
Goodman Group, REIT	324,603	4,630,003
GPT Group (The), REIT	363,368	1,177,872
Harvey Norman Holdings Ltd.	121,957	387,182
IDP Education Ltd.	39,336	875,362
IGO Ltd.	127,846	1,328,995
Incitec Pivot Ltd.	368,422	900,870
Insurance Australia Group Ltd.	467,607	1,623,894
LendLease Corp. Ltd.	130,735	798,309
Lottery Corp. Ltd. (The) *	422,206	1,408,122
Macquarie Group Ltd.	68,911	9,193,352
Medibank Pvt Ltd.	522,409	1,088,326
Mineral Resources Ltd.	31,682	2,005,791
Mirvac Group, REIT	748,493	1,209,273
National Australia Bank Ltd.	597,996	13,493,266
Newcrest Mining Ltd.	169,527	2,693,634
Northern Star Resources Ltd.	219,491	1,955,781
Orica Ltd.	85,895	901,344
Origin Energy Ltd.	326,787	1,735,099
Pilbara Minerals Ltd. *	494,206	1,681,249
Qantas Airways Ltd. *	173,951	785,185
QBE Insurance Group Ltd.	281,633	2,747,870
Ramsay Health Care Ltd.	35,167	1,661,773
REA Group Ltd.	9,719	871,520
Reece Ltd.	40,001	459,768
Rio Tinto Ltd.	70,416	6,318,944
Rio Tinto plc	201,244	15,757,660
Santos Ltd.	632,362	3,228,131

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Scentre Group, REIT	984,562	2,136,311
SEEK Ltd.	67,287	1,165,341
Seven Group Holdings Ltd.	29,410	473,346
Sonic Healthcare Ltd.	91,189	2,042,412
South32 Ltd.	871,940	2,797,996
Stockland, REIT	452,825	1,265,315
Suncorp Group Ltd.	239,784	2,131,523
Telstra Group Ltd.	767,117	2,217,110
TPG Telecom Ltd. (a)	80,246	274,424
Transurban Group	583,285	5,718,611
Treasury Wine Estates Ltd.	136,928	1,410,466
Vicinity Ltd., REIT	733,995	1,073,865
Washington H Soul Pattinson & Co. Ltd.	46,561	948,305
Wesfarmers Ltd.	215,080	7,583,015
Westpac Banking Corp.	664,131	11,174,593
WiseTech Global Ltd.	32,878	1,425,577
Woodside Energy Group Ltd.	360,175	9,326,331
Woolworths Group Ltd.	230,756	5,897,540
Worley Ltd.	70,715	776,286
		256,963,069
Austria — 0.3%
ANDRITZ AG	13,519	808,457
BAWAG Group AG * (b)	16,796	1,040,426
Erste Group Bank AG	67,670	2,567,680
EVN AG	7,110	150,025
Mondi plc	92,106	1,736,922
OMV AG	27,316	1,368,265
Raiffeisen Bank International AG *	25,391	456,839
Strabag SE	2,715	114,726
Telekom Austria AG *	26,188	176,027
Verbund AG	6,073	517,074
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,741	183,452
voestalpine AG	20,844	692,575
		9,812,468
Belgium — 1.0%
Ackermans & van Haaren NV	4,257	736,694
Ageas SA	33,831	1,651,697
Anheuser-Busch InBev SA	187,831	11,337,810
Azelis Group NV	13,167	355,592
D'ieteren Group	4,302	822,178
Elia Group SA/NV	6,829	958,917
Etablissements Franz Colruyt NV (a)	10,550	278,982
Groupe Bruxelles Lambert NV	19,157	1,638,789
KBC Group NV	64,056	4,744,456
Proximus SADP	29,267	299,903
Sofina SA	2,970	705,589
Solvay SA	13,857	1,614,776

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
UCB SA	23,924	1,964,270
Umicore SA	39,262	1,484,279
Warehouses De Pauw CVA, REIT	29,409	932,615
		29,526,547
Brazil — 0.0% ^
Yara International ASA	30,924	1,373,994
Chile — 0.0% ^
Antofagasta plc	65,454	1,406,382
China — 0.9%
Budweiser Brewing Co. APAC Ltd. (b)	326,800	1,031,159
ESR Group Ltd. (b)	462,600	926,165
Prosus NV *	220,462	17,801,262
Wharf Holdings Ltd. (The)	231,000	601,786
Wilmar International Ltd.	591,900	1,840,231
Wuxi Biologics Cayman, Inc. * (b)	671,500	5,607,299
		27,807,902
Denmark — 2.6%
AP Moller - Maersk A/S, Class A	568	1,210,379
AP Moller - Maersk A/S, Class B	1,047	2,277,531
Carlsberg A/S, Class B	18,669	2,650,283
Chr Hansen Holding A/S	19,507	1,440,298
Coloplast A/S, Class B	22,537	2,720,993
Danske Bank A/S	129,203	2,691,761
Demant A/S *	18,231	516,060
DSV A/S	36,398	6,021,326
Genmab A/S *	12,487	4,893,615
Novo Nordisk A/S, Class B	310,715	42,999,811
Novozymes A/S, Class B (a)	39,658	2,063,665
Orsted A/S (b)	35,885	3,195,633
Pandora A/S	18,115	1,508,453
Tryg A/S	68,302	1,567,401
Vestas Wind Systems A/S	191,563	5,605,439
		81,362,648
Finland — 1.3%
Elisa OYJ	28,566	1,627,495
Fortum OYJ	82,564	1,241,122
Huhtamaki OYJ	18,042	674,823
Kesko OYJ, Class A	17,687	408,604
Kesko OYJ, Class B	51,812	1,206,882
Kone OYJ, Class B	76,511	4,172,612
Metso Outotec OYJ	133,659	1,536,126
Neste OYJ	81,710	3,905,926
Nokia OYJ	1,026,500	4,867,166
Nordea Bank Abp	626,488	7,323,887
Orion OYJ, Class A	5,627	302,148
Orion OYJ, Class B	20,281	1,086,547

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Sampo OYJ, Class A	94,039	4,937,001
Stora Enso OYJ, Class A (a)	9,627	150,187
Stora Enso OYJ, Class R	116,164	1,660,608
UPM-Kymmene OYJ	101,246	3,669,786
Wartsila OYJ Abp	92,041	875,403
		39,646,323
France — 10.4%
Adevinta ASA *	50,506	432,980
Aeroports de Paris *	5,258	815,713
Air Liquide SA	99,282	15,808,287
Airbus SE	116,620	14,620,169
Alstom SA	58,519	1,740,073
Amundi SA (b)	11,518	754,083
AXA SA	376,739	11,753,890
BioMerieux	9,305	948,607
BNP Paribas SA	215,411	14,794,830
Bollore SE	173,494	970,764
Bouygues SA	39,911	1,314,826
Bureau Veritas SA	54,915	1,570,100
Capgemini SE	29,757	5,647,449
Carrefour SA	111,215	2,115,417
Cie de Saint-Gobain	97,836	5,618,835
Cie Generale des Etablissements Michelin SCA	134,526	4,253,688
Credit Agricole SA	259,717	3,127,315
Danone SA	120,509	6,608,628
Dassault Aviation SA	4,414	753,750
Dassault Systemes SE	131,492	4,890,305
Edenred	47,343	2,578,748
Eiffage SA	14,873	1,588,593
Engie SA	351,082	4,985,319
EssilorLuxottica SA	57,712	10,588,960
Gecina SA, REIT	10,314	1,221,690
Getlink SE	76,161	1,288,170
Hermes International	6,609	12,368,801
Ipsen SA	7,631	801,522
Kering SA	13,731	8,567,552
Legrand SA	50,614	4,512,951
L'Oreal SA	47,854	19,759,474
LVMH Moet Hennessy Louis Vuitton SE	49,640	43,334,502
Orange SA	358,258	3,791,357
Pernod Ricard SA	38,655	8,002,747
Publicis Groupe SA	44,781	3,158,835
Safran SA	66,455	9,555,928
Sanofi	218,791	21,424,994
Sartorius Stedim Biotech	4,546	1,585,774
Societe Generale SA	149,929	4,462,874
Sodexo SA	15,944	1,580,574

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Teleperformance	11,217	3,118,180
Thales SA	20,242	2,677,193
TotalEnergies SE (a)	467,016	28,871,300
Unibail-Rodamco-Westfield, REIT *	20,269	1,311,714
Veolia Environnement SA	124,917	3,707,845
Vinci SA	102,091	11,535,219
Vivendi SE	153,509	1,648,652
Worldline SA * (b)	47,512	2,155,425
		318,724,602
Germany — 7.7%
adidas AG	33,890	5,456,840
Allianz SE (Registered)	77,480	18,526,543
BASF SE	174,228	9,989,441
Bayer AG (Registered)	186,357	11,599,780
Bayerische Motoren Werke AG	60,522	6,165,055
Bayerische Motoren Werke AG (Preference)	11,267	1,067,423
Beiersdorf AG	18,641	2,266,329
Brenntag SE	29,308	2,187,785
Carl Zeiss Meditec AG	6,915	997,961
Commerzbank AG *	199,549	2,281,132
Continental AG	20,488	1,438,569
Covestro AG (b)	36,648	1,687,440
Daimler Truck Holding AG *	98,348	3,304,850
Deutsche Bank AG (Registered)	392,048	5,232,163
Deutsche Boerse AG	36,041	6,449,260
Deutsche Lufthansa AG (Registered) *	113,387	1,201,302
Deutsche Post AG (Registered)	188,030	8,095,948
Deutsche Telekom AG (Registered)	662,119	14,751,213
Deutsche Wohnen SE	9,767	230,690
E.ON SE	425,876	4,643,287
Evonik Industries AG	38,815	862,801
Fresenius SE & Co. KGaA	77,992	2,260,276
GEA Group AG	31,155	1,405,711
Hannover Rueck SE	11,439	2,322,901
HeidelbergCement AG	27,470	1,884,921
Henkel AG & Co. KGaA	18,726	1,251,239
Henkel AG & Co. KGaA (Preference)	33,796	2,409,666
Infineon Technologies AG	247,721	8,920,544
Mercedes-Benz Group AG	148,143	11,023,621
Merck KGaA	24,517	5,117,392
MTU Aero Engines AG	10,135	2,532,864
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	26,574	9,598,730
Porsche Automobil Holding SE (Preference)	29,047	1,736,914
Puma SE	19,456	1,328,618
RWE AG	128,271	5,710,483
SAP SE	207,402	24,585,438
Sartorius AG (Preference)	5,113	2,292,731

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Siemens AG (Registered)	141,887	22,163,498
Siemens Energy AG	75,810	1,585,097
Siemens Healthineers AG (b)	53,494	2,868,811
Symrise AG	25,186	2,677,515
Talanx AG	9,996	494,510
Telefonica Deutschland Holding AG	173,558	511,193
TUI AG *	4	8
Vantage Towers AG	17,269	631,429
Volkswagen AG (Preference)	34,811	4,827,963
Vonovia SE	150,963	4,264,388
Zalando SE * (b)	42,482	1,981,148
		234,823,421
Hong Kong — 2.6%
AIA Group Ltd.	2,243,200	25,365,316
CK Asset Holdings Ltd.	368,500	2,356,009
CK Infrastructure Holdings Ltd.	114,500	637,027
CLP Holdings Ltd.	316,500	2,351,574
DFI Retail Group Holdings Ltd.	56,100	179,521
Hang Lung Properties Ltd.	351,000	661,826
Hang Seng Bank Ltd.	137,800	2,294,814
Henderson Land Development Co. Ltd.	247,000	912,418
HK Electric Investments & HK Electric Investments Ltd. (b)	433,000	299,304
HKT Trust & HKT Ltd.	693,000	907,952
Hong Kong & China Gas Co. Ltd.	2,054,100	2,062,358
Hong Kong Exchanges & Clearing Ltd.	226,100	10,169,433
Jardine Matheson Holdings Ltd.	46,000	2,445,157
Link, REIT	399,800	3,200,146
MTR Corp. Ltd.	294,500	1,576,020
New World Development Co. Ltd.	260,000	777,115
Power Assets Holdings Ltd.	259,000	1,465,465
Prudential plc	521,519	8,665,076
Sino Land Co. Ltd.	612,000	795,281
Sun Hung Kai Properties Ltd.	286,000	4,055,947
Swire Pacific Ltd., Class B	162,500	224,720
Swire Pacific Ltd., Class A	84,000	769,767
Swire Properties Ltd.	198,200	557,053
Techtronic Industries Co. Ltd.	349,000	4,499,232
WH Group Ltd. (b)	1,485,424	914,820
Wharf Real Estate Investment Co. Ltd.	294,000	1,683,052
		79,826,403
Ireland — 0.4%
CRH plc	145,717	6,808,268
Kerry Group plc, Class A	29,542	2,768,088
Kingspan Group plc	29,298	1,884,332
Smurfit Kappa Group plc	49,358	2,072,272
		13,532,960

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — 0.5%
Azrieli Group Ltd.	6,851	441,291
Bank Hapoalim BM	233,300	2,099,831
Bank Leumi Le-Israel BM	292,845	2,587,984
Bezeq The Israeli Telecommunication Corp. Ltd.	385,536	638,915
Elbit Systems Ltd.	4,682	786,033
ICL Group Ltd.	136,937	1,087,230
Israel Discount Bank Ltd., Class A	234,650	1,200,169
Mizrahi Tefahot Bank Ltd.	28,290	934,438
Nice Ltd. *	12,053	2,492,662
Teva Pharmaceutical Industries Ltd. *	210,660	2,214,255
		14,482,808
Italy — 2.2%
A2A SpA	295,410	444,735
Amplifon SpA	17,481	482,707
Assicurazioni Generali SpA	228,767	4,465,831
Banca Mediolanum SpA	40,539	387,853
Banco BPM SpA	287,415	1,293,596
Buzzi Unicem SpA	17,771	400,170
Coca-Cola HBC AG *	38,656	939,395
Davide Campari-Milano NV	101,358	1,087,275
DiaSorin SpA	4,962	645,952
Enel SpA	1,465,674	8,630,065
Eni SpA	474,233	7,297,609
Ferrari NV	24,280	6,067,186
FinecoBank Banca Fineco SpA	115,736	2,077,676
Hera SpA	148,139	425,547
Infrastrutture Wireless Italiane SpA (b)	66,877	732,891
Intesa Sanpaolo SpA	3,241,788	8,523,535
Leonardo SpA	76,085	783,534
Mediobanca Banca di Credito Finanziario SpA	120,671	1,297,207
Moncler SpA	39,455	2,469,395
Nexi SpA * (b)	161,725	1,424,367
Pirelli & C SpA (b)	75,063	375,817
Poste Italiane SpA (b)	86,472	923,870
Prysmian SpA	50,865	2,077,209
Recordati Industria Chimica e Farmaceutica SpA	19,041	834,158
Snam SpA	388,889	1,980,818
Telecom Italia SpA * (a)	1,908,008	549,332
Telecom Italia SpA *	1,134,519	316,803
Terna - Rete Elettrica Nazionale	266,892	2,111,612
UniCredit SpA	383,594	7,492,025
UnipolSai Assicurazioni SpA	79,895	212,522
		66,750,692
Japan — 23.1%
ABC-Mart, Inc.	5,800	312,586
Acom Co. Ltd.	88,200	219,868
Advance Residence Investment Corp., REIT	260	635,118

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Advantest Corp.	34,600	2,480,162
Aeon Co. Ltd.	165,300	3,388,928
AGC, Inc.	43,400	1,599,108
Aisin Corp.	34,800	1,015,308
Ajinomoto Co., Inc.	101,700	3,352,906
ANA Holdings, Inc. *	30,100	666,196
Asahi Group Holdings Ltd.	96,300	3,180,044
Asahi Intecc Co. Ltd.	44,700	784,225
Asahi Kasei Corp.	264,500	2,004,284
Asics Corp.	36,100	859,199
Astellas Pharma, Inc.	348,300	5,127,022
Bandai Namco Holdings, Inc.	42,300	2,828,761
Bank of Kyoto Ltd. (The)	14,300	665,353
Bridgestone Corp.	116,500	4,349,317
Brother Industries Ltd.	49,100	762,635
Canon, Inc.	197,300	4,378,551
Capcom Co. Ltd.	30,400	985,076
Central Japan Railway Co.	39,200	4,781,410
Chiba Bank Ltd. (The)	139,200	1,053,244
Chubu Electric Power Co., Inc.	143,800	1,548,880
Chugai Pharmaceutical Co. Ltd.	121,100	3,139,528
Concordia Financial Group Ltd.	229,500	1,008,507
Cosmos Pharmaceutical Corp.	4,100	400,600
CyberAgent, Inc.	78,600	735,064
Dai Nippon Printing Co. Ltd.	51,100	1,206,453
Daifuku Co. Ltd.	24,000	1,321,530
Dai-ichi Life Holdings, Inc.	195,600	4,589,320
Daiichi Sankyo Co. Ltd.	369,300	11,598,581
Daikin Industries Ltd.	55,600	9,657,426
Daito Trust Construction Co. Ltd.	13,100	1,294,524
Daiwa House Industry Co. Ltd.	126,400	3,035,499
Daiwa House REIT Investment Corp., REIT	409	889,875
Daiwa Securities Group, Inc.	282,800	1,334,561
Denso Corp.	95,700	5,168,345
Dentsu Group, Inc.	45,200	1,455,841
Disco Corp.	5,600	1,682,423
East Japan Railway Co.	71,900	4,009,018
Eisai Co. Ltd.	56,200	3,477,093
ENEOS Holdings, Inc.	612,600	2,193,229
FANUC Corp.	36,500	6,449,174
Fast Retailing Co. Ltd.	11,800	7,166,842
Fuji Electric Co. Ltd.	28,300	1,145,527
FUJIFILM Holdings Corp.	76,000	4,022,010
Fujitsu Ltd.	34,600	4,926,328
Fukuoka Financial Group, Inc.	36,500	842,114
GLP J-REIT, REIT	893	1,010,484
GMO Payment Gateway, Inc.	8,400	777,269
Hakuhodo DY Holdings, Inc.	57,100	617,100

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Hamamatsu Photonics KK	27,900	1,490,705
Hankyu Hanshin Holdings, Inc.	45,700	1,358,316
Haseko Corp.	43,400	502,102
Hikari Tsushin, Inc.	3,900	556,679
Hirose Electric Co. Ltd.	5,900	768,087
Hitachi Construction Machinery Co. Ltd.	19,500	459,875
Hitachi Ltd.	183,900	9,644,171
Honda Motor Co. Ltd.	323,100	7,992,367
Hoshizaki Corp.	22,500	808,791
Hoya Corp.	67,900	7,467,095
Hulic Co. Ltd.	113,600	933,768
Ibiden Co. Ltd.	26,700	1,042,072
Idemitsu Kosan Co. Ltd.	43,100	1,077,533
Iida Group Holdings Co. Ltd.	33,200	553,459
Inpex Corp.	199,900	2,196,631
Isuzu Motors Ltd.	118,000	1,492,151
ITOCHU Corp.	279,500	9,033,953
Itochu Techno-Solutions Corp.	17,600	435,732
Japan Airlines Co. Ltd. *	27,100	574,726
Japan Airport Terminal Co. Ltd. *	17,500	912,178
Japan Exchange Group, Inc.	100,500	1,538,110
Japan Metropolitan Fund Invest, REIT	1,324	1,023,564
Japan Post Bank Co. Ltd.	78,100	693,909
Japan Post Holdings Co. Ltd.	458,000	4,020,994
Japan Post Insurance Co. Ltd.	38,300	683,271
Japan Prime Realty Investment Corp., REIT	186	504,586
Japan Real Estate Investment Corp., REIT	262	1,123,323
Japan Tobacco, Inc.	208,800	4,257,833
JFE Holdings, Inc.	109,500	1,443,829
JSR Corp.	39,700	893,256
Kajima Corp.	90,300	1,109,000
Kakaku.com, Inc.	24,100	401,798
Kansai Electric Power Co., Inc. (The)	156,600	1,506,037
Kansai Paint Co. Ltd.	49,000	690,073
Kao Corp.	88,400	3,573,291
Kawasaki Heavy Industries Ltd.	31,700	725,379
KDDI Corp.	297,200	9,285,555
Keio Corp.	23,100	847,874
Keisei Electric Railway Co. Ltd.	32,800	956,742
Keyence Corp.	38,000	17,494,020
Kikkoman Corp.	36,900	1,951,719
Kintetsu Group Holdings Co. Ltd.	36,300	1,182,109
Kirin Holdings Co. Ltd.	157,600	2,428,573
Kobayashi Pharmaceutical Co. Ltd.	11,000	789,713
Kobe Bussan Co. Ltd.	27,000	779,538
Koei Tecmo Holdings Co. Ltd.	22,900	416,463
Koito Manufacturing Co. Ltd.	48,700	821,481
Komatsu Ltd.	184,900	4,543,818

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Konami Group Corp.	18,900	929,379
Kose Corp.	6,800	750,264
Kubota Corp.	214,400	3,222,068
Kurita Water Industries Ltd.	20,200	913,409
Kyocera Corp.	66,100	3,430,022
Kyowa Kirin Co. Ltd.	48,000	1,070,446
Kyushu Railway Co.	29,900	670,258
Lasertec Corp.	14,700	2,783,047
Lawson, Inc.	9,500	379,870
Lion Corp.	55,500	614,370
Lixil Corp.	54,700	944,329
M3, Inc.	81,100	2,217,511
Makita Corp.	53,100	1,414,417
Marubeni Corp.	326,100	4,000,786
Marui Group Co. Ltd.	39,700	676,509
MatsukiyoCocokara & Co.	27,100	1,351,866
Mazda Motor Corp.	113,900	906,642
McDonald's Holdings Co. Japan Ltd.	16,200	640,020
Medipal Holdings Corp.	40,300	538,045
MEIJI Holdings Co. Ltd.	26,700	1,376,991
MINEBEA MITSUMI, Inc.	76,800	1,338,832
MISUMI Group, Inc.	53,900	1,356,527
Mitsubishi Chemical Group Corp.	271,300	1,522,386
Mitsubishi Corp.	279,700	9,366,022
Mitsubishi Electric Corp.	407,400	4,489,855
Mitsubishi Estate Co. Ltd.	250,700	3,222,278
Mitsubishi Gas Chemical Co., Inc.	39,200	572,811
Mitsubishi HC Capital, Inc.	149,700	764,091
Mitsubishi Heavy Industries Ltd.	64,100	2,513,360
Mitsubishi Motors Corp. *	129,700	499,722
Mitsubishi UFJ Financial Group, Inc.	2,393,600	17,532,836
Mitsui & Co. Ltd.	301,900	8,906,878
Mitsui Chemicals, Inc.	36,800	866,218
Mitsui Fudosan Co. Ltd.	181,100	3,394,477
Mitsui OSK Lines Ltd.	68,900	1,710,011
Mizuho Financial Group, Inc.	481,700	7,524,377
MonotaRO Co. Ltd.	46,500	704,399
MS&AD Insurance Group Holdings, Inc.	86,700	2,780,791
Murata Manufacturing Co. Ltd.	121,900	6,965,427
Nagoya Railroad Co. Ltd.	37,200	615,097
NEC Corp.	51,700	1,867,799
Nexon Co. Ltd.	85,400	2,059,213
NGK Insulators Ltd.	51,100	707,290
NGK Spark Plug Co. Ltd.	32,300	631,179
Nidec Corp.	100,900	5,591,762
Nihon M&A Center Holdings, Inc.	56,900	581,712
Nikon Corp.	65,600	647,696
Nintendo Co. Ltd.	221,600	9,608,090

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nippon Building Fund, Inc., REIT	322	1,407,257
NIPPON EXPRESS HOLDINGS, Inc.	16,000	928,524
Nippon Paint Holdings Co. Ltd.	202,400	1,847,807
Nippon Prologis REIT, Inc., REIT	506	1,148,186
Nippon Sanso Holdings Corp.	40,400	658,960
Nippon Shinyaku Co. Ltd.	11,500	591,861
Nippon Steel Corp.	180,400	3,754,979
Nippon Telegraph & Telephone Corp.	226,700	6,797,718
Nippon Yusen KK	96,800	2,302,762
Nissan Chemical Corp.	26,800	1,265,219
Nissan Motor Co. Ltd.	448,300	1,610,716
Nisshin Seifun Group, Inc.	49,400	618,759
Nissin Foods Holdings Co. Ltd.	15,400	1,203,936
Nitori Holdings Co. Ltd.	16,300	2,157,399
Nitto Denko Corp.	28,400	1,835,704
Nomura Holdings, Inc.	570,500	2,276,770
Nomura Real Estate Holdings, Inc.	21,800	480,482
Nomura Real Estate Master Fund, Inc., REIT	895	1,046,671
Nomura Research Institute Ltd.	84,600	2,031,042
NSK Ltd.	92,200	518,567
NTT Data Corp.	122,500	1,900,144
Obayashi Corp.	136,800	1,061,120
Obic Co. Ltd.	12,400	1,988,051
Odakyu Electric Railway Co. Ltd.	66,500	874,300
Oji Holdings Corp.	192,300	794,728
Olympus Corp.	243,800	4,583,349
Omron Corp.	39,300	2,273,921
Ono Pharmaceutical Co. Ltd.	90,400	1,961,562
Open House Group Co. Ltd.	13,500	510,709
Oracle Corp.	6,300	431,593
Oriental Land Co. Ltd.	44,000	7,331,279
ORIX Corp.	226,700	3,986,064
Orix JREIT, Inc., REIT	523	719,576
Osaka Gas Co. Ltd.	79,000	1,274,814
Otsuka Corp.	22,300	733,660
Otsuka Holdings Co. Ltd.	105,700	3,390,902
Pan Pacific International Holdings Corp.	101,000	1,867,807
Panasonic Holdings Corp.	442,100	4,099,757
Persol Holdings Co. Ltd.	36,100	791,511
Rakuten Group, Inc. *	174,900	891,719
Recruit Holdings Co. Ltd.	321,800	10,349,173
Renesas Electronics Corp. *	267,500	2,751,532
Resona Holdings, Inc.	455,500	2,520,612
Resonac Holdings Corp.	35,200	601,589
Ricoh Co. Ltd.	115,600	897,359
Rinnai Corp.	7,600	599,868
Rohm Co. Ltd.	16,400	1,314,157
Santen Pharmaceutical Co. Ltd.	73,500	572,988

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SBI Holdings, Inc.	51,600	1,093,884
SBI Shinsei Bank Ltd.	11,100	204,732
SCSK Corp.	28,900	470,707
Secom Co. Ltd.	40,900	2,436,651
Sega Sammy Holdings, Inc.	30,300	479,786
Seibu Holdings, Inc.	51,500	577,707
Seiko Epson Corp.	60,700	941,336
Sekisui Chemical Co. Ltd.	82,600	1,157,085
Sekisui House Ltd.	129,700	2,451,234
Seven & i Holdings Co. Ltd.	151,500	7,152,757
SG Holdings Co. Ltd.	92,400	1,425,854
Sharp Corp.	43,100	358,250
Shimadzu Corp.	52,200	1,604,162
Shimano, Inc.	15,700	2,799,867
Shimizu Corp.	128,800	722,014
Shin-Etsu Chemical Co. Ltd.	79,000	11,646,428
Shionogi & Co. Ltd.	53,700	2,559,048
Shiseido Co. Ltd.	75,700	3,934,585
SMC Corp.	11,600	5,891,768
SoftBank Corp.	526,900	6,028,844
SoftBank Group Corp.	225,500	10,675,639
Sojitz Corp.	39,780	788,691
Sompo Holdings, Inc.	66,000	2,841,227
Sony Group Corp.	239,400	21,390,770
Square Enix Holdings Co. Ltd.	16,800	794,493
Stanley Electric Co. Ltd.	28,600	615,508
Subaru Corp.	116,800	1,919,216
SUMCO Corp.	66,600	986,797
Sumitomo Chemical Co. Ltd.	314,100	1,205,714
Sumitomo Corp.	237,600	4,264,903
Sumitomo Electric Industries Ltd.	150,700	1,810,837
Sumitomo Metal Mining Co. Ltd.	51,800	2,103,248
Sumitomo Mitsui Financial Group, Inc.	260,800	11,334,653
Sumitomo Mitsui Trust Holdings, Inc.	71,400	2,601,005
Sumitomo Pharma Co. Ltd.	36,100	253,814
Sumitomo Realty & Development Co. Ltd.	90,400	2,203,693
Suntory Beverage & Food Ltd.	24,000	810,426
Suzuki Motor Corp.	93,300	3,498,022
Sysmex Corp.	32,300	2,144,238
T&D Holdings, Inc.	111,700	1,787,899
Taisei Corp.	38,200	1,318,740
Taisho Pharmaceutical Holdings Co. Ltd.	10,800	454,310
Takeda Pharmaceutical Co. Ltd.	300,000	9,431,219
TDK Corp.	73,600	2,629,454
Terumo Corp.	144,100	4,194,804
TIS, Inc.	43,600	1,257,221
Tobu Railway Co. Ltd.	40,200	943,217
Toho Co. Ltd.	24,000	886,403

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokio Marine Holdings, Inc.	386,800	8,101,415
Tokyo Century Corp.	8,900	312,934
Tokyo Electric Power Co. Holdings, Inc. *	151,900	568,834
Tokyo Electron Ltd.	29,800	10,415,825
Tokyo Gas Co. Ltd.	76,700	1,606,075
Tokyu Corp.	118,600	1,525,124
Tokyu Fudosan Holdings Corp.	114,700	582,015
TOPPAN, Inc.	66,400	1,069,848
Toray Industries, Inc.	309,400	1,900,970
Toshiba Corp.	82,100	2,819,860
Tosoh Corp.	61,600	805,939
TOTO Ltd.	30,200	1,173,660
Toyo Suisan Kaisha Ltd.	19,200	793,360
Toyota Industries Corp.	39,100	2,380,121
Toyota Motor Corp.	2,383,000	34,996,074
Toyota Tsusho Corp.	44,800	1,896,929
Trend Micro, Inc. *	26,700	1,322,025
Unicharm Corp.	83,600	3,188,977
United Urban Investment Corp., REIT	586	666,811
USS Co. Ltd.	40,800	671,085
Welcia Holdings Co. Ltd.	19,200	429,133
West Japan Railway Co.	46,100	1,930,599
Yakult Honsha Co. Ltd.	30,200	2,155,915
Yamaha Corp.	32,700	1,271,510
Yamaha Motor Co. Ltd.	66,500	1,637,941
Yamato Holdings Co. Ltd.	63,500	1,111,056
Yaskawa Electric Corp.	50,500	1,974,001
Yokogawa Electric Corp.	45,200	793,693
Z Holdings Corp.	506,700	1,474,355
ZOZO, Inc.	21,200	549,572
		709,055,759
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	33,455	707,711
Luxembourg — 0.2%
ArcelorMittal SA	108,233	3,357,704
Eurofins Scientific SE	24,470	1,755,228
		5,112,932
Macau — 0.1%
Galaxy Entertainment Group Ltd.	382,000	2,659,216
Sands China Ltd. *	460,800	1,728,040
		4,387,256
Mexico — 0.0% ^
Fresnillo plc	34,675	352,224
Netherlands — 5.2%
Adyen NV * (b)	5,876	8,883,966
Aegon NV	268,092	1,478,740

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Akzo Nobel NV	34,451	2,566,083
Argenx SE *	9,462	3,603,948
Argenx SE *	1,032	386,732
ASM International NV	8,799	2,975,873
ASML Holding NV	77,106	51,016,994
HAL Trust	16,807	2,314,824
Heineken Holding NV	20,762	1,714,233
Heineken NV	44,796	4,476,862
ING Groep NV	714,609	10,347,725
JDE Peet's NV	24,796	743,209
Koninklijke Ahold Delhaize NV	198,366	5,920,624
Koninklijke DSM NV	33,154	4,263,670
Koninklijke KPN NV	618,775	2,115,496
Koninklijke Philips NV	168,694	2,912,578
NN Group NV	58,804	2,554,921
Randstad NV	23,727	1,520,862
Shell plc	1,348,752	39,596,379
Universal Music Group NV	144,481	3,693,278
Wolters Kluwer NV	48,848	5,325,555
		158,412,552
New Zealand — 0.2%
Auckland International Airport Ltd. *	229,090	1,260,806
Contact Energy Ltd.	148,577	747,217
Fisher & Paykel Healthcare Corp. Ltd.	109,554	1,797,912
Mercury NZ Ltd.	123,569	480,060
Meridian Energy Ltd.	230,141	795,416
Spark New Zealand Ltd.	355,321	1,198,049
		6,279,460
Norway — 0.7%
Aker ASA, Class A	4,473	323,430
Aker BP ASA	58,745	1,789,476
AutoStore Holdings Ltd. *	186,577	430,859
DNB Bank ASA	170,570	3,189,585
Equinor ASA	198,777	6,058,060
Gjensidige Forsikring ASA	36,041	647,781
Kongsberg Gruppen ASA	16,818	669,554
Leroy Seafood Group ASA	52,694	310,311
Mowi ASA	86,320	1,596,201
Norsk Hydro ASA	259,029	2,100,168
Orkla ASA	142,470	1,063,641
Salmar ASA	11,355	528,004
Schibsted ASA, Class A	13,918	303,953
Schibsted ASA, Class B	18,818	393,389
Storebrand ASA	89,530	779,409
Telenor ASA	122,113	1,278,354

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
TOMRA Systems ASA	44,364	783,173
Var Energi ASA (a)	74,952	227,995
		22,473,343
Poland — 0.2%
Allegro.eu SA * (b)	79,335	552,215
Bank Polska Kasa Opieki SA	33,064	706,554
Dino Polska SA * (b)	9,113	825,590
ING Bank Slaski SA	6,127	244,617
KGHM Polska Miedz SA	25,797	843,384
LPP SA	196	459,109
Polski Koncern Naftowy ORLEN SA	101,300	1,521,488
Powszechna Kasa Oszczednosci Bank Polski SA	163,608	1,220,271
Powszechny Zaklad Ubezpieczen SA	108,107	918,908
Santander Bank Polska SA	6,354	422,428
		7,714,564
Portugal — 0.2%
EDP - Energias de Portugal SA	556,666	2,765,661
Galp Energia SGPS SA	86,307	1,181,375
Jeronimo Martins SGPS SA	52,523	1,140,312
		5,087,348
Russia — 0.0% ^
Evraz plc ‡ *	96,418	4,867
Singapore — 1.5%
CapitaLand Ascendas, REIT	637,700	1,403,342
CapitaLand Integrated Commercial Trust, REIT	954,937	1,562,406
Capitaland Investment Ltd.	465,800	1,411,193
City Developments Ltd.	96,400	611,834
DBS Group Holdings Ltd.	346,700	9,491,353
Genting Singapore Ltd.	1,078,200	816,585
Great Eastern Holdings Ltd.	10,700	154,910
Jardine Cycle & Carriage Ltd.	18,600	412,355
Keppel Corp. Ltd.	264,300	1,525,978
Mapletree Pan Asia Commercial Trust, REIT	437,200	608,331
Olam Group Ltd.	202,000	245,599
Oversea-Chinese Banking Corp. Ltd.	768,100	7,589,102
Singapore Airlines Ltd.	246,450	1,114,414
Singapore Exchange Ltd.	155,800	1,097,381
Singapore Technologies Engineering Ltd.	294,100	826,875
Singapore Telecommunications Ltd.	1,346,300	2,578,384
STMicroelectronics NV	124,461	5,860,661
United Overseas Bank Ltd.	292,400	6,646,439
UOL Group Ltd.	87,200	465,262
Venture Corp. Ltd.	51,300	724,426
		45,146,830
South Africa — 0.4%
Anglo American plc	253,727	10,943,350

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 0.1%
Delivery Hero SE * (b)	36,607	2,213,144
Spain — 2.4%
Acciona SA	4,658	908,776
ACS Actividades de Construccion y Servicios SA	42,712	1,264,007
Aena SME SA * (b)	13,943	2,094,921
Amadeus IT Group SA *	85,455	5,384,003
Banco Bilbao Vizcaya Argentaria SA	1,143,852	8,079,911
Banco Santander SA	3,185,734	11,133,947
CaixaBank SA (a)	825,675	3,663,487
Cellnex Telecom SA (b)	108,244	4,241,867
Corp. ACCIONA Energias Renovables SA	10,556	431,678
EDP Renovaveis SA (a)	40,086	871,914
Endesa SA	60,251	1,201,208
Ferrovial SA	94,628	2,792,307
Grifols SA *	55,392	733,282
Grifols SA (Preference), Class B *	49,209	448,462
Iberdrola SA	1,098,212	12,883,972
Industria de Diseno Textil SA	212,833	6,644,820
Mapfre SA	185,642	373,409
Naturgy Energy Group SA	34,946	991,146
Red Electrica Corp. SA	82,111	1,453,275
Repsol SA	275,506	4,525,693
Telefonica SA	1,095,507	4,161,853
		74,283,938
Sweden — 3.2%
Alfa Laval AB	55,742	1,751,728
Assa Abloy AB, Class B	188,126	4,431,545
Atlas Copco AB, Class A	484,045	5,743,709
Atlas Copco AB, Class B	296,085	3,122,990
Axfood AB	20,385	525,031
Beijer Ref AB (a)	46,687	720,238
Boliden AB	51,881	2,328,265
Castellum AB (a)	54,066	741,843
Electrolux AB, Class B	42,474	601,596
Embracer Group AB *	158,273	737,731
Epiroc AB, Class A	118,758	2,310,647
Epiroc AB, Class B	73,976	1,233,363
EQT AB	62,939	1,420,204
Essity AB, Class A	5,307	138,731
Essity AB, Class B	114,307	2,986,173
Evolution AB (b)	36,315	4,081,485
Fastighets AB Balder, Class B *	118,873	612,463
Getinge AB, Class B	41,461	934,016
H & M Hennes & Mauritz AB, Class B (a)	135,767	1,672,146
Hexagon AB, Class B	403,679	4,627,577
Holmen AB, Class B	17,460	720,148
Husqvarna AB, Class B	78,123	664,662

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Industrivarden AB, Class A (a)	34,629	917,334
Industrivarden AB, Class C	32,242	849,405
Indutrade AB	50,448	1,120,311
Investment AB Latour, Class B	25,587	539,858
Investor AB, Class A	106,423	2,124,053
Investor AB, Class B	345,603	6,715,754
Kinnevik AB, Class B *	45,718	706,670
L E Lundbergforetagen AB, Class B	12,024	556,799
Lifco AB, Class B	39,915	733,252
Nibe Industrier AB, Class B	290,857	3,142,496
Nordnet AB publ	30,579	497,047
Saab AB, Class B	15,322	627,260
Sagax AB, Class B	35,613	885,873
Sagax AB, Class D	18,953	50,895
Sandvik AB	207,011	4,278,432
Securitas AB, Class B	94,750	867,300
Skandinaviska Enskilda Banken AB, Class C	2,654	35,682
Skandinaviska Enskilda Banken AB, Class A	322,873	3,908,639
Skanska AB, Class B	75,923	1,340,049
SKF AB, Class A	2,719	48,100
SKF AB, Class B	71,104	1,258,420
SSAB AB, Class A	41,798	298,757
SSAB AB, Class B	118,928	810,455
Svenska Cellulosa AB SCA, Class A	5,842	81,340
Svenska Cellulosa AB SCA, Class B	113,719	1,579,142
Svenska Handelsbanken AB, Class B (a)	6,616	83,164
Svenska Handelsbanken AB, Class A	291,436	3,039,101
Swedbank AB, Class A	173,933	3,345,850
Swedish Orphan Biovitrum AB *	38,201	851,904
Tele2 AB, Class B	104,258	900,427
Telefonaktiebolaget LM Ericsson, Class A	10,318	66,896
Telefonaktiebolaget LM Ericsson, Class B	582,804	3,380,534
Telia Co. AB	465,457	1,202,109
Trelleborg AB, Class B	46,014	1,150,556
Volvo AB, Class A	36,012	748,103
Volvo AB, Class B	301,316	5,979,170
Volvo Car AB, Class B *	100,829	503,086
		97,330,514
Switzerland — 5.5%
ABB Ltd. (Registered)	324,241	11,288,665
Alcon, Inc.	94,787	7,152,491
Baloise Holding AG (Registered)	8,686	1,428,612
Barry Callebaut AG (Registered)	678	1,416,568
Chocoladefabriken Lindt & Spruengli AG	196	2,152,614
Chocoladefabriken Lindt & Spruengli AG (Registered)	21	2,363,747
Cie Financiere Richemont SA (Registered)	99,017	15,264,196
Credit Suisse Group AG (Registered)	614,162	2,115,715

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
EMS-Chemie Holding AG (Registered)	1,287	959,434
Geberit AG (Registered)	6,805	3,871,925
Givaudan SA (Registered)	1,508	4,889,285
Julius Baer Group Ltd.	40,555	2,601,375
Kuehne + Nagel International AG (Registered)	10,765	2,566,986
Lonza Group AG (Registered)	14,125	8,057,487
Mediclinic International plc	76,313	466,913
Novartis AG (Registered)	455,964	41,223,286
Partners Group Holding AG	4,306	4,040,308
Schindler Holding AG	7,724	1,646,273
Schindler Holding AG (Registered)	3,944	797,828
SGS SA (Registered)	1,152	2,809,306
Sika AG (Registered)	29,161	8,286,007
Sonova Holding AG (Registered)	9,746	2,437,200
Straumann Holding AG (Registered)	22,079	2,890,958
Swatch Group AG (The)	5,490	1,987,757
Swatch Group AG (The) (Registered)	10,314	677,709
Swiss Life Holding AG (Registered)	5,846	3,459,942
Swisscom AG (Registered)	4,815	2,844,972
UBS Group AG (Registered)	668,589	14,271,294
Zurich Insurance Group AG	28,543	14,115,339
		168,084,192
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 11.6%
3i Group plc	184,621	3,601,910
abrdn plc	413,660	1,089,512
Admiral Group plc	51,827	1,408,935
Ashtead Group plc	85,230	5,613,999
Associated British Foods plc	67,578	1,551,268
AstraZeneca plc	293,923	38,507,601
Auto Trader Group plc (b)	183,812	1,426,103
Aviva plc	531,657	2,998,467
B&M European Value Retail SA	161,535	893,340
BAE Systems plc	611,697	6,475,457
Barclays plc	2,857,182	6,568,068
Barratt Developments plc	190,502	1,082,763
Berkeley Group Holdings plc	21,312	1,091,338
BP plc	3,467,838	20,946,625
British American Tobacco plc	424,052	16,255,534
British Land Co. plc (The), REIT	177,219	969,898
BT Group plc	1,323,597	2,039,258
Bunzl plc	64,044	2,351,134
Burberry Group plc	76,801	2,339,430
Centrica plc	1,120,584	1,396,027
CK Hutchison Holdings Ltd.	508,500	3,236,069
CNH Industrial NV	188,935	3,342,516

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Coca-Cola Europacific Partners plc	38,135	2,143,950
Compass Group plc	338,676	8,090,300
ConvaTec Group plc (b)	306,287	888,377
Croda International plc	27,039	2,304,717
DCC plc	19,221	1,094,789
Dechra Pharmaceuticals plc	21,441	760,430
Diageo plc	442,247	19,337,741
Direct Line Insurance Group plc	247,046	541,684
DS Smith plc	261,287	1,143,891
easyJet plc *	107,102	652,422
Entain plc	111,700	2,059,827
Experian plc	183,906	6,725,352
Halma plc	72,013	1,917,278
Harbour Energy plc	102,396	396,048
Hargreaves Lansdown plc	66,119	727,919
Hiscox Ltd.	67,119	934,173
Howden Joinery Group plc	109,382	933,333
HSBC Holdings plc	3,787,733	27,909,340
Imperial Brands plc	182,027	4,566,375
Informa plc	285,126	2,358,207
InterContinental Hotels Group plc	35,610	2,472,175
Intermediate Capital Group plc	55,409	953,446
Intertek Group plc	30,614	1,645,412
ITV plc	682,503	683,481
J Sainsbury plc	333,330	1,081,017
JD Sports Fashion plc	469,654	946,645
Johnson Matthey plc	37,737	1,054,099
Kingfisher plc	370,710	1,278,920
Land Securities Group plc, REIT	142,517	1,248,565
Legal & General Group plc	1,132,965	3,565,376
Lloyds Banking Group plc	12,760,394	8,304,411
London Stock Exchange Group plc	65,299	5,977,797
M&G plc	450,460	1,124,944
Melrose Industries plc	769,085	1,356,027
National Grid plc	735,292	9,347,700
NatWest Group plc	959,621	3,661,011
Next plc	24,521	2,007,638
Ocado Group plc *	137,798	1,102,714
Pearson plc	143,519	1,636,717
Pepco Group NV * (b)	22,658	219,748
Persimmon plc	60,573	1,057,926
Phoenix Group Holdings plc	161,273	1,278,231
Reckitt Benckiser Group plc	139,713	9,956,080
RELX plc	376,044	11,171,868
Rentokil Initial plc	475,966	2,885,988
Rightmove plc	166,085	1,206,756
Rolls-Royce Holdings plc *	1,587,259	2,076,667
Sage Group plc (The)	208,810	2,006,178

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Schroders plc	174,302	1,030,785
Segro plc, REIT	229,403	2,361,383
Severn Trent plc	48,055	1,672,358
Smith & Nephew plc	167,850	2,318,066
Smiths Group plc	67,277	1,436,164
Spirax-Sarco Engineering plc	13,964	1,994,647
SSE plc	198,845	4,244,283
St. James's Place plc	103,234	1,565,414
Standard Chartered plc	461,249	3,874,316
Tate & Lyle plc	76,181	709,403
Taylor Wimpey plc	692,102	1,004,187
Tesco plc	1,404,672	4,269,336
Unilever plc	498,742	25,385,530
United Utilities Group plc	129,349	1,692,542
Vodafone Group plc	5,083,630	5,865,565
Weir Group plc (The)	49,248	1,085,625
Whitbread plc	38,211	1,439,112
Wise plc, Class A *	88,782	595,160
WPP plc	203,931	2,382,677
		356,905,495
United States — 6.3%
Computershare Ltd.	108,796	1,832,328
CSL Ltd.	91,472	19,314,366
Ferguson plc	39,570	5,575,220
GSK plc	760,154	13,352,134
Haleon plc *	963,441	3,860,878
Holcim AG *	107,491	6,426,320
James Hardie Industries plc, CHDI	84,550	1,897,179
Nestle SA (Registered)	521,647	63,645,659
QIAGEN NV *	43,787	2,136,066
Roche Holding AG	133,270	41,602,950
Roche Holding AG	5,059	1,851,802
Schneider Electric SE	108,332	17,573,140
Stellantis NV	410,303	6,450,367
Swiss Re AG	54,806	5,738,791
Tenaris SA	87,337	1,547,677
		192,804,877
Total Common Stocks (Cost $2,808,520,076)		3,043,340,575
Short-Term Investments — 0.8%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)(Cost $15,898,586)	15,898,586	15,898,586
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	6,015,922	6,018,328

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	912,852	912,852
Total Investment of Cash Collateral from Securities Loaned (Cost $6,929,574)		6,931,180
Total Short-Term Investments (Cost $22,828,160)		22,829,766
Total Investments — 100.0% (Cost $2,831,348,236)		3,066,170,341
Other Assets Less Liabilities — 0.0% ^		1,260,365
NET ASSETS — 100.0%		3,067,430,706

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $6,489,158.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.9%
Pharmaceuticals	8.8
Insurance	5.4
Oil, Gas & Consumable Fuels	4.5
Metals & Mining	3.9
Food Products	3.2
Textiles, Apparel & Luxury Goods	3.1
Chemicals	3.1
Machinery	3.0
Automobiles	3.0
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.6
Health Care Equipment & Supplies	2.0
Beverages	2.0
Personal Products	2.0
Trading Companies & Distributors	1.9
Diversified Telecommunication Services	1.8
Electrical Equipment	1.8
Electric Utilities	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.5
Professional Services	1.5
IT Services	1.5
Food & Staples Retailing	1.4
Hotels, Restaurants & Leisure	1.4
Aerospace & Defense	1.4
Real Estate Management & Development	1.3
Equity Real Estate Investment Trusts (REITs)	1.2
Software	1.2
Household Durables	1.2
Wireless Telecommunication Services	1.1
Building Products	1.1
Biotechnology	1.0
Others (each less than 1.0%)	14.2
Short-Term Investments	0.7
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	225	03/17/2023	USD	23,836,500	1,364,022

Abbreviations
EAFE	Europe, Australasia and Far East

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	256,963,069	—	256,963,069
Austria	—	9,812,468	—	9,812,468
Belgium	—	29,526,547	—	29,526,547
Brazil	—	1,373,994	—	1,373,994
Chile	—	1,406,382	—	1,406,382
China	—	27,807,902	—	27,807,902
Denmark	—	81,362,648	—	81,362,648
Finland	558,791	39,087,532	—	39,646,323
France	—	318,724,602	—	318,724,602
Germany	—	234,823,421	—	234,823,421
Hong Kong	—	79,826,403	—	79,826,403
Ireland	—	13,532,960	—	13,532,960
Israel	—	14,482,808	—	14,482,808
Italy	—	66,750,692	—	66,750,692
Japan	—	709,055,759	—	709,055,759
Jordan	—	707,711	—	707,711
Luxembourg	—	5,112,932	—	5,112,932
Macau	—	4,387,256	—	4,387,256
Mexico	—	352,224	—	352,224
Netherlands	386,732	158,025,820	—	158,412,552
New Zealand	—	6,279,460	—	6,279,460
Norway	—	22,473,343	—	22,473,343
Poland	—	7,714,564	—	7,714,564
Portugal	—	5,087,348	—	5,087,348
Russia	—	—	4,867	4,867
Singapore	—	45,146,830	—	45,146,830
South Africa	—	10,943,350	—	10,943,350
South Korea	—	2,213,144	—	2,213,144
Spain	—	74,283,938	—	74,283,938
Sweden	83,782	97,246,732	—	97,330,514
Switzerland	—	168,084,192	—	168,084,192
United Arab Emirates	—	—	—	—
United Kingdom	2,143,950	354,761,545	—	356,905,495
United States	—	192,804,877	—	192,804,877
Total Common Stocks	3,173,255	3,040,162,453	4,867	3,043,340,575
Short-Term Investments
Investment Companies	15,898,586	—	—	15,898,586
Investment of Cash Collateral from Securities Loaned	6,931,180	—	—	6,931,180
Total Short-Term Investments	22,829,766	—	—	22,829,766
Total Investments in Securities	$26,003,021	$3,040,162,453	$4,867	$3,066,170,341
Appreciation in Other Financial Instruments
Futures Contracts	$1,364,022	$—	$—	$1,364,022

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$14,009,724	$14,000,000	$22,000,000	$6,900	$1,704	$6,018,328	6,015,922	$196,806	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	3,852,619	83,544,297	86,484,064	—	—	912,852	912,852	72,530	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	12,102,999	36,537,449	32,741,862	—	—	15,898,586	15,898,586	128,599	—
Total	$29,965,342	$134,081,746	$141,225,926	$6,900	$1,704	$22,829,766		$397,935	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.